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Scudder High-Yield Fund

Classes A, B, C and I

Semiannual Report

March 31, 2002

Contents

<Click Here> Performance Summary

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder High-Yield Fund	Nasdaq Symbol	CUSIP Number
Class A	KHYAX	81115L-105
Class B	KHYBX	81115L-204
Class C	KHYCX	81115L-303

On April 5, 2002, Zurich Scudder Investments (ZSI) was acquired by Deutsche Bank. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc.

Deutsche Asset Management is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary March 31, 2002

Average Annual Total Returns (Unadjusted for Sales Charge)
Scudder High-Yield Fund	6-Month	1-Year	3-Year	5-Year	10-Year
Class A	7.78%	.32%	-1.55%	2.08%	6.37%
Class B	7.34%	-.55%	-2.38%	1.19%	5.45%(a)
Class C	7.13%	-.70%	-2.41%	1.18%	5.48%(a)
Salomon Smith Barney Long-Term High Yield Bond Index++	9.02%	15.77%	8.77%	10.88%	11.84%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 3/31/02	$ 5.28	$ 5.27	$ 5.28
9/30/01	$ 5.18	$ 5.17	$ 5.19
Distribution Information: Six Months: Income Dividends	$ .30	$ .27	$ .27
March Income Dividend	$ .046	$ .042	$ .042
SEC 30-day Yield+	10.19%	9.91%	9.92%
Current Annualized Distribution Rate+	9.98%	9.63%	9.64%

+ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on March 31, 2002. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended March 31, 2002, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings - High Current Yield Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	185	of	387	48
3-Year	162	of	289	56
5-Year	69	of	158	44
10-Year	21	of	50	42

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; rankings for share classes may vary.

Source: Lipper, Inc.

Growth of an Assumed $10,000 Investment(b) (Adjusted for Sales Charge)
-- Scudder High-Yield Fund - Class A -- Salomon Smith Barney Long-Term High Yield Bond Index++

Yearly periods ended March 31

Comparative Results (Adjusted for Sales Charge)
Scudder High-Yield Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$9,580	$9,112	$10,585	$17,705
	Average annual total return	-4.20%	-3.05%	1.14%	5.88%
Class B(c)	Growth of $10,000	$9,677	$9,167	$10,544	$16,993(a)
	Average annual total return	-3.23%	-2.86%	1.06%	5.45%(a)
Class C(c)	Growth of $10,000	$9,930	$9,294	$10,605	$17,049(a)
	Average annual total return	-.70%	-2.41%	1.18%	5.48%(a)
Salomon Smith Barney Long-Term High Yield Bond Index++	Growth of $10,000	$11,577	$12,867	$16,758	$30,631
	Average annual total return	15.77%	8.77%	10.88%	11.84%

The growth of $10,000 is cumulative.

a Returns shown for Class B and C shares for the periods prior to their inception date on May 31, 1994 are derived from the historical performance of Class A shares of the Scudder High-Yield Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.
c Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 4.50%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
++ The Salomon Smith Barney Long-Term High Yield Bond Index is an unmanaged index comprised of high-yield bonds with a par value of $50 million or higher and a remaining maturity of 10 years or longer rated BB+ or lower by Standard & Poor's Corporation or BAL or lower by Moody's Investors Service, Inc. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read the fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview

Dear Shareholder:

After six quarters of gross domestic product (GDP) growth averaging below 1 percent and negative returns in the stock market, momentum is building for an economic and market recovery.

Economists have been looking to consumer spending and business spending as signs that the economy is recovering. Consumer spending, which never decreased significantly, remains strong - thanks, in part, to fiscal policy (such as tax cuts) and monetary policy (such as low interest rates). And business spending, which had been low, is beginning to turn around as demand for goods stabilizes and corporate profits improve.

Despite these positives, there are some problems that could hinder a robust recovery. Consumers may be spending too much money, and may cut back consumption, which will tend to limit economic growth. And business spending (on capital, such as equipment) probably won't increase to the levels it reached in the 1990s, because such goods are still expensive. As a result, a sustained return to the rate of economic growth of the late 1990s - 4 percent to 4.5 percent - seems unlikely.

Still, we expect the United States to return to growth of 3 percent to 3.5 percent - and given that the recovery is on a solid footing, the Federal Reserve Board is unlikely to maintain low interest rates. Although the policymakers are unlikely to move immediately or aggressively, we anticipate that they will slowly begin raising rates by their June meeting. And they'll likely continue adjusting rates over the subsequent six to 12 months. The Federal Funds Rate, currently 1.75 percent, may reach 3 percent or so by late 2002 and then 4.5 percent to 5 percent by mid-2003.

Because interest rates and bond prices are inversely correlated (i.e., they tend to move in opposite directions), many investors expect bond prices to decrease as the Fed raises interest rates. But bond prices have actually already decreased in anticipation of rising interest rates - and are now "discounted" at least as much as we expect them to be throughout 2002. Coupon rates on bonds, however, tend to move in the same direction as interest rates. As a result, we expect short- and intermediate-term rates on bonds to increase over the next year or so. However, rates on longer-term bonds probably won't rise much further. This would result in positive total return.

Economic Guideposts Data as of 3/31/02
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	U.S. Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Source: Deutsche Investment Management Americas Inc.

We can expect improvement in the stock market as well. Corporate profits should grow faster than the economy over the next year or two (as they usually do in the early stages of a recovery). This creates a much better backdrop for stock prices, and, as a result, the stock market in general. We should see stock returns in the mid-to-high single digits this year.

Internationally, the outlook is about the same. Economic activity decelerated in virtually all major economies, almost in unison with the United States, in the second half of 2000 and in 2001. But as signs of recovery began to emerge domestically, they did so internationally as well.

Everyone interested in the investment implications of a recession and recovery asks, "Where is the low point?" But investors shouldn't try to look for the bottom, because no one can ever accurately predict that. The key is to pick the trends that will tell you which direction the economy and markets are going in. And now the direction is up. A diversified portfolio is now, as always, a good idea.

Deutsche Investment Management Americas Inc.

The sources, opinions and forecasts expressed are those of the economic advisors of Deutsche Investment Management Americas Inc. as of March 31, 2002, and may not actually come to pass.

Portfolio Management Review

In the following interview, Harry Resis, lead portfolio manager of Scudder High-Yield Fund, discusses the fund's performance and the recent market environment for high-yield bonds. As of April 8, 2002, Andrew Cestone assumed the lead portfolio manager role for this fund. Mr. Resis will remain a fund co-manager through May 2002.

Q: How did the high-yield bond market perform during the six months ended March 31, 2002?

A: While high-yield bonds had a tough time of it in October, the remainder of the period showed significant improvement. Expectations of economic recovery in 2002 drove up high-yield bonds and U.S. stocks during the period. High-yield bonds posted strong returns relative to all other areas of the bond market, including U.S. Treasury bonds, investment-grade corporate bonds and municipal bonds. Further, the high-yield default rate declined in March for the first time in more than a year, according to Moody's Investors Service.

High-yield spreads also contracted during the period. After a dramatic increase in high-yield spreads in the third quarter of 2001, spreads, or the difference in yield between high-yield bonds and U.S. Treasury bonds, began to tighten in 2001's fourth quarter and 2002's first quarter. The spread of the JPMorgan Global High Yield Bond Index,1 for instance, decreased 109 basis points to 736 in 2002's first quarter. That level is the lowest since September 2000.

1 JPMorgan Global High Yield Bond Index is an unmanaged pool of bonds with ratings of Baa3 or below by Moody's Investors Service, Inc. and/or ratings of BBB- or below by Standard & Poor's Corporation. Issues must be greater than or equal to $75 million in size and greater than one year in maturity.

Q: Will you explain further how various segments of the high-yield market performed during the period?

A: In the six-month period ended March 31, 2002, lower-quality bonds generally fared better than their higher-quality counterparts. Beginning in the fourth quarter, B-rated bonds began to stage a rally as investors grew more optimistic about the prospects for the U.S. economy and more willing to take on additional risk in exchange for higher yields. Favor for B-rated issues continued into 2002, with such lower-quality fare outperforming BB-rated bonds in the first quarter.

Among high yield's various sectors, bonds issued by telecommunication companies had the most problems during the period. Specifically, bonds issued by wire-line companies were hit hard, except for a brief rally in the fourth quarter. Such poor results have caused bonds issued by telecom companies to become a smaller portion of the high-yield bond market.

Q: How did Scudder High-Yield Fund perform for the six months ended March 31, 2002?

A: The fund widely outperformed its average peer in the Lipper High Current Yield Funds category, which includes funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower-grade debt issues. Scudder High-Yield Fund gained 7.78 percent (Class A shares unadjusted for sales charges) during the period, while the average fund in the Lipper High Current Yield Funds category rose 6.36 percent. The Salomon Smith Barney Long-Term High Yield Bond Index gained 9.02 percent for the six months ended March 31, 2002.

Q: How was Scudder High-Yield Fund positioned during the period?

A: Throughout the period, the majority of the fund's holdings were invested in credits rated B or BB. Because our exposure to lower-quality B-rated bonds tended to be higher than that of our typical peer, our performance surged during the period. Growing expectations of an improving economy helped lower-quality bonds to outpace their higher-quality counterparts. An overweight position in the gaming and housing sectors also aided our results, particularly in the fourth quarter, since those areas bounced back strongly in the high-yield rally, which began in November 2001.

Q: How much did defaults factor into the high-yield market's performance during the period?

A: In 2001, the level of defaults for high-yield bonds was at 8 percent as calculated by JPMorgan. That rate continued to rise into 2002, with a 12-month rolling default rate of 9.3 percent as of January 31, 2002, which moved to 8.8 percent as of February 28, 2002. In March, that level slid lower to 8.7 percent. Thus, it appears that defaults are starting a slow decline, which has also helped boost investor interest in high-yield bonds, as well as their performance.

Another indication of an improving high-yield market is that the number of distressed securities, or those that are in danger of becoming defaulted securities, declined in early 2002. The amount of distressed securities moved from $46.1 billion as of February 2002 to $41.2 billion as of March 2002, according to JPMorgan. The wire-line telecommunication and financial sectors comprised the greatest portion of the distressed universe in March 2002, totaling 41 percent and 14 percent, respectively.

Q: How did investor interest in high-yield bonds change over the last six months?

A: Overall investor interest in high-yield bonds took a sharp upturn in the first quarter of 2002. About $6.3 billion was added in 2002's first quarter, according to JPMorgan. And overall, in 2001, high-yield bond funds experienced inflows. Further, new issuance of high-yield bonds has generally risen in recent months. For instance, about 33 new issues came to market in March 2002, according to JPMorgan.

This surge in interest in high-yield bonds was brought on in part by the historically low yields being offered by higher-quality bonds, such as Treasuries and high-grade corporate bonds. The Federal Reserve Board slashed the federal funds rate from 3.00 percent as of September 30, 2001, to 1.75 percent as of December 31, 2001, where it remains today. The market expects rates to remain stable in the near term, as the U.S. economy is beginning to show signs of recovery and the Federal Reserve Board left short-term rates untouched in its last meeting on January 30, 2002.

Q: What is your overall market outlook over the next six months, and how have you positioned the portfolio for that market?

A: We expect that a recovery in the U.S. market will continue, albeit at a much slower rate than in the first quarter of 2002. Still, with a recovery underway, we are looking for opportunities to invest in lower-rated issues. We continue to see solid opportunity for growth in lower-quality B-rated issues. However, we have not drastically increased our exposure to B-rated issues. In fact, it remains difficult to find worthy issues at reasonable prices in that credit-quality range, since demand is currently quite high. We continue to employ our strict credit selection criteria as we search for more opportunities in this area.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary March 31, 2002

Asset Allocation	3/31/02	9/30/01

Corporate Bonds	77%	84%
U.S. Treasury Obligations	12%	5%
Foreign Bonds - U.S.$ Denominated	5%	9%
Preferred Stocks	1%	1%
Cash Equivalents	4%	1%
Convertible Bonds	1%	-
	100%	100%

Corporate Bond Diversification (Excludes Cash Equivalents)	3/31/02	9/30/01

Manufacturing	20%	20%
Consumer Discretionary	18%	18%
Media	15%	16%
Communications	14%	16%
Construction	6%	6%
Energy	6%	5%
Service Industries	5%	5%
Health	3%	3%
Durables	3%	4%
Consumer Staples	2%	1%
Financial	2%	1%
Utilities	1%	3%
Other	5%	2%
	100%	100%

Asset allocation and diversification are subject to change.

Quality	3/31/02	9/30/01

U.S. Treasury Obligations	12%	5%
Cash Equivalents	4%	1%
BBB	3%	6%
BB	14%	18%
B	50%	53%
CCC	14%	13%
D	2%	2%
Not Rated	1%	2%
	100%	100%

Effective Maturity	3/31/02	9/30/01

Less than 1 year	12%	7%
1 < 5 years	38%	24%
5 < 8 years	37%	57%
8 years or greater	13%	12%
	100%	100%

Weighted average effective maturity: 5.0 years and 3.8 years, respectively.

For complete details about the Fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of March 31, 2002 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 76.7%
Communications 11.0%
AirGate PCS, Inc., Step-up Coupon, 0% to 10/1/2004, 13.5% to 10/1/2009	2,810,000	1,868,650
Allegiance Telecom, Inc., Step-up Coupon, 0% to 2/15/2003, 11.75% to 2/15/2008	28,455,000	8,536,500
American Tower Corp., 9.375%, 2/1/2006	25,960,000	19,210,400
AT&T Canada, Inc., 7.65%, 9/15/2006	800,000	156,000
Call-Net Enterprises, Inc.:
9.375%, 5/15/2009	10,705,000	3,104,450
Step-up Coupon, 0% to 5/15/2004, 10.8% to 5/15/2009	2,830,000	629,675
Step-up Coupon, 0% to 8/15/2003, 8.94% to 8/15/2008	1,230,000	295,200
Crown Castle International Corp.:
9.0%, 5/15/2011	60,000	49,200
9.375%, 8/1/2011	7,230,000	6,091,275
10.75%, 8/1/2011	700,000	630,000
Step-up Coupon, 0% to 11/15/2002, 10.625% to 11/15/2007	17,600,000	15,136,000
Dolphin Telecom PLC, Step-up-Coupon, 0% to 5/15/2004, 14.0% to 5/15/2009*	15,860,000	1,586
EchoStar DBS Corp., 9.125%, 1/15/2009	3,200,000	3,296,000
FairPoint Communications, Inc., 12.5%, 5/1/2010	23,540,000	23,069,200
Global Crossing Holdings Ltd.:
8.7%, 8/1/2007*	9,020,000	293,150
9.125%, 11/15/2006*	8,940,000	189,975
ICG Holdings, Inc., 13.5%, 9/15/2005*	46,225,000	2,773,500
Impsat Corp., 12.375%, 6/15/2008*	21,990,000	879,600
Level 3 Communications, Inc.:
11.0%, 3/15/2008	25,000,000	11,500,000
Step-up Coupon, 0% to 12/1/2003, 10.50% to 12/1/2008	8,490,000	2,164,950
Step-up Coupon, 0% to 3/15/2005, 12.875% to 3/15/2010	10,530,000	2,106,000
McLeod U.S.A., Inc.:
9.25%, 7/15/2007*	4,940,000	1,210,300
11.375%, 1/1/2009*	700,000	175,000
Step-up Coupon, 0% to 3/1/2002, 10.50% to 3/1/2007*	14,550,000	3,419,250
MGC Communications, Inc., 13.0%, 10/1/2004*	22,005,000	7,041,600
Nextel Communications, Inc.:
9.375%, 11/15/2009	68,550,000	45,585,750
12.0%, 11/1/2008	8,270,000	6,285,200
Step-up Coupon, 0% to 9/15/2002, 10.65% to 9/15/2007	7,150,000	4,754,750
Nextlink Communications, Inc.:
12.5%, 4/15/2006*	9,900,000	1,237,500
Step-up Coupon, 0% to 6/1/2004, 12.25% to 6/1/2009*	1,000,000	95,000
Panamsat Corp., 8.5%, 2/1/2012	16,450,000	16,367,750
Price Communications Wireless, 9.125%, 12/15/2006	23,510,000	24,450,400
PTC International Finance, Series II, 11.25%, 12/1/2009	3,830,000	3,983,200
Rogers Cantel, Inc., 8.8%, 10/1/2007	500,000	432,500
Rural Cellular Corp., 9.75%, 1/15/2010	24,640,000	20,328,000
SBA Communications Corp.:
10.25%, 2/1/2009	11,460,000	7,878,750
Step-up Coupon, 0% to 3/1/2003, 12.0% to 3/1/2008	12,710,000	7,626,000
Sinclair Broadcast Group, 8.75%, 12/15/2011	4,280,000	4,397,700
Spectrasite Holdings, Inc.:
Step-up Coupon, 0% to 4/15/2004, 11.25% to 4/15/2009	6,470,000	1,779,250
Step-up Coupon, 0% to 7/15/2003, 12.0% to 7/15/2008	34,720,000	9,895,200
Telecorp PCS, Inc., Step-up Coupon, 0% to 4/15/2004, 11.625% to 4/15/2009	4,530,000	3,986,400
Telewest Communications PLC, 9.875%, 2/1/2010	700,000	343,000
Teligent, Inc., Step-up Coupon, 0% to 3/1/2003, 11.500% to 3/1/2008*	10,405,000	1,041
Tritel PCS, Inc.:
10.375%, 1/15/2011	5,880,000	6,615,000
Step-up Coupon, 0% to 5/15/2004, 12.75% to 5/15/2009	17,590,000	15,479,200
Triton PCS, Inc.:
9.375%, 2/1/2011	11,370,000	10,829,925
Step-up Coupon, 0% to 5/1/2003, 11.0% to 5/1/2008	21,470,000	18,732,575
		324,911,552
Construction 4.5%
Congoleum Corp., 8.625%, 8/1/2008	18,490,000	14,838,225
Dimac Corp., 12.5%, 10/1/2008*	22,110,000	221,100
Hovanian Enterprises, Inc.:
8.875%, 4/1/2012	5,920,000	5,801,600
9.75%, 6/1/2005	5,345,000	5,378,406
10.5%, 10/1/2007	7,190,000	7,801,150
KB Home, 8.625%, 12/15/2008	9,410,000	9,692,300
Nortek, Inc.:
9.125%, 9/1/2007	12,560,000	12,936,800
Series B, 9.875%, 6/15/2011	20,050,000	20,701,625
Ryland Group, Inc., 9.75%, 9/1/2010	14,950,000	16,370,250
Schuler Homes, Inc., 10.5%, 7/15/2011	11,180,000	11,962,600
Standard Pacific Corp.:
8.0%, 2/15/2008	3,500,000	3,465,000
8.5%, 4/1/2009	6,960,000	7,047,000
Toll Corp.:
7.75%, 9/15/2007	2,360,000	2,348,200
8.125%, 2/1/2009	2,500,000	2,509,375
8.75%, 11/15/2006	3,250,000	3,331,250
WCI Communities, Inc., 10.625%, 2/15/2011	7,420,000	8,013,600
		132,418,481
Consumer Discretionary 14.0%
Advantica Restaurant Co., 11.25%, 1/15/2008	5,566,934	4,564,886
AFC Enterprises, Inc., 10.25%, 5/15/2007	20,250,000	21,389,063
American Achieve Corp., 11.625%, 1/1/2007	5,600,000	5,859,000
Ameristar Casino, Inc., 10.75%, 2/15/2009	16,680,000	18,306,300
AMF Bowling, Inc.:
Series B, 10.875%, 3/15/2006*	33,702,000	1,011,060
Step-up Coupon, 12.25% to 3/15/2006*	21,291,000	638,730
Avondale Mills, Inc., 10.25%, 5/1/2006	23,351,000	21,366,165
Boca Resorts, Inc., 9.875%, 4/15/2009	22,625,000	24,039,063
Cinemark USA, Inc., 8.5%, 8/1/2008	19,710,000	18,527,400
Eldorado Resorts LLC, 10.5%, 8/15/2006	18,981,000	18,435,296
Finlay Enterprises, Inc., 9.0%, 5/1/2008	4,655,000	4,422,250
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	14,714,000	13,978,300
Guitar Center Management, 11.0%, 7/1/2006	21,694,000	22,344,820
Hasbro, Inc., 8.5%, 3/15/2006	5,960,000	6,138,800
Hines Horticulture, Inc., Series B, 12.75%, 10/15/2005	13,538,000	13,673,380
Horseshoe Gaming LLC, 9.375%, 6/15/2007	5,820,000	6,134,280
Imperial Home Decor Group, Inc., 11.0%, 3/15/2008*	12,740,000	12,740
International Game Technology, 8.375%, 5/15/2009	15,520,000	16,140,800
Isle Of Capri Casinos, 9.0%, 3/15/2012	4,040,000	4,045,050
Krystal, Inc., 10.25%, 10/1/2007	10,367,000	7,995,549
Mandalay Resort Group, 10.125%, 3/1/2012	5,600,000	5,754,000
MGM Mirage, Inc.:
8.5%, 9/15/2010	12,520,000	13,062,379
9.75%, 6/1/2007	25,010,000	27,010,800
Mohegan Tribal Gaming Authority:
8.0%, 4/1/2012	10,000,000	9,975,000
8.375%, 7/1/2011	6,480,000	6,561,000
8.75%, 1/1/2009	7,230,000	7,392,675
National Vision, Inc., 12.0%, 3/30/2009	15,743,652	11,650,303
Park Place Entertainment, Inc., 9.375%, 2/15/2007	690,000	731,400
Perkins Finance LP, 10.125%, 12/15/2007	9,310,000	9,344,913
Regal Cinemas, Inc., 9.375%, 2/1/2012	2,080,000	2,173,600
Rent-A-Center, Inc., 11.0%, 8/15/2008	7,090,000	7,515,400
Restaurant Co., Step-up Coupon, 0% to 5/15/2003, 11.25% to 5/15/2008	18,779,961	15,587,368
Sealy Mattress Co.:
9.875%, 12/15/2007	5,800,000	5,916,000
Step-up Coupon, 0% to 12/15/2002, 10.875% to 12/15/2007	22,625,000	22,115,938
Six Flags, Inc., 9.5%, 2/1/2009	17,540,000	18,241,600
Station Casinos, Inc.:
9.75%, 4/15/2007	8,050,000	8,373,610
9.875%, 7/1/2010	11,745,000	12,596,513
		413,025,431
Consumer Staples 1.7%
Dyersburg Corp., Series B, 9.75%, 9/1/2007*	18,155,000	431,181
Fleming Companies, Inc., 10.125%, 4/1/2008	9,910,000	10,355,950
Jafra Cosmetics International, Inc., 11.75%, 5/1/2008	21,155,000	22,027,644
Salton, Inc.:
10.75%, 12/15/2005	2,420,000	2,401,850
12.25%, 4/15/2008	8,480,000	8,798,000
U.S. Can Corp., 12.375%, 10/1/2010	8,695,000	5,347,425
		49,362,050
Durables 2.8%
DeCrane Aircraft Holdings, 12.0%, 9/30/2008	14,070,000	12,944,400
Fairchild Corp., 10.75%, 4/15/2009	8,420,000	3,999,500
Lennar Corp., 9.95%, 5/1/2010	18,330,000	20,254,650
Navistar International Corp., 9.375%, 6/1/2006	4,000,000	4,200,000
Sonic Automotive, Inc., 11.0%, 8/1/2008	3,740,000	3,964,400
United Rentals, Inc.:
9.25%, 1/15/2009	18,400,000	18,860,000
Series B, 9.0%, 4/1/2009	6,410,000	6,490,125
10.75%, 4/15/2008	11,990,000	13,069,100
		83,782,175
Energy 4.6%
Chesapeake Energy Corp., 8.125%, 4/1/2011	8,770,000	8,791,925
Continental Resources, Inc., 10.25%, 8/1/2008	17,350,000	14,574,000
EOTT Energy Partners, 11.0%, 10/1/2009	8,250,000	7,755,000
Key Energy Services, Inc., 14.0%, 1/15/2009	5,431,000	6,299,960
Mariner Energy, Inc., 10.5%, 8/1/2006	14,370,000	13,507,800
Nuevo Energy Co., 9.375%, 10/1/2010	3,540,000	3,451,500
Parker Drilling Co., 9.75%, 11/15/2006	12,390,000	12,761,700
Pen Holdings, Inc., 9.875%, 6/15/2008*	4,520,000	1,401,200
Pride International, Inc., 10.0%, 6/1/2009	17,415,000	18,655,819
Stone Energy Corp.:
8.25%, 12/15/2011	8,270,000	8,456,075
8.75%, 9/15/2007	12,455,000	13,015,475
Swift Energy Co., 10.25%, 8/1/2009	1,830,000	1,894,050
Tesoro Petroleum Corp., 9.625%, 11/1/2008	2,120,000	2,151,800
Transocean Sedco Forex, Inc., 9.5%, 12/15/2008	5,530,000	6,331,291
Triton Energy Ltd., 8.875%, 10/1/2007	9,250,000	10,175,000
Westport Resources Corp., 8.25%, 11/1/2011	5,380,000	5,527,950
		134,750,545
Financial 1.7%
Carlyle High Yield Partners, 12.24%, 5/31/2007	1,000,000	936,000
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	12,050,000	12,411,500
Eaton Vance Corp. "C", 13.68%, 7/15/2012	1,000,000	200,000
FRD Acquisition, Series B, 12.5%, 7/15/2004*	2,450,000	6,125
HMH Properties, Inc.:
Series B, 7.875%, 8/1/2008	28,530,000	28,102,050
8.45%, 12/1/2008	7,500,000	7,612,500
		49,268,175
Health 2.5%
Dade International, Inc., 11.125%, 5/1/2006*	16,570,000	14,581,600
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009	4,790,000	5,029,500
Iasis Healthcare Corp., 13.0%, 10/15/2009	8,050,000	8,029,875
Insight Health Services, 9.875%, 11/1/2011	10,780,000	11,009,075
Magellan Health Services, Inc., 9.0%, 2/15/2008	15,980,000	12,384,500
Mariner Post-Acute Network, Inc., Step-up Coupon, 0% to 11/1/2002, 10.5% to 11/1/2007*	59,010,000	295,050
Res-Care, Inc., 10.625%, 11/15/2008	9,410,000	8,516,050
Vanguard Health Systems, Inc., 9.75%, 8/1/2011	13,770,000	14,527,350
		74,373,000
Manufacturing 15.1%
Atlantis Group, Inc., 11.0%, 2/15/2003	13,655,000	13,672,069
Berry Plastics Corp., 12.25%, 4/15/2004	21,999,000	22,163,993
BPC Holdings Corp., 12.5%, 6/15/2006	22,064,917	22,506,215
Collins & Aikman Floor Cover, 9.75%, 2/15/2010	3,170,000	3,316,613
CSK Auto, Inc., 12.0%, 6/15/2006	6,010,000	6,370,600
Day International Group, Inc., 11.125%, 6/1/2005	15,277,000	15,238,808
Delco Remy International, Inc., 10.625%, 8/1/2006	7,050,000	6,556,500
Eagle-Picher Holdings, Inc., 9.375%, 3/1/2008	10,210,000	7,147,000
Equistar Chemicals, LP, 10.125%, 9/1/2008	7,000,000	7,210,000
Flowserve Corp., 12.25%, 8/15/2010	4,777,000	5,398,010
Foamex LP, 13.5%, 8/15/2005	17,810,000	17,988,100
Fonda Group, 9.5%, 3/1/2007	16,370,000	13,096,000
Grove Holdings LLC, Step-up Coupon, 0% to 5/1/2003, 11.625% to 5/1/2009*	3,905,000	19,525
Grove Investors, Inc., 14.5%, 5/1/2010*	12,273,673	0
GS Technologies:
12.0%, 9/1/2004*	7,985,000	718,650
12.25%, 10/1/2005*	16,830,000	420,750
Hayes Lemmerz International, Inc., 11.875%, 6/15/2006*	7,000,000	3,675,000
Hayes Wheels International, Inc., 11.0%, 7/15/2006*	12,920,000	775,200
ISP Chemco, Series B, 10.25%, 7/11/2011	7,900,000	8,354,250
ISP Holdings, Inc., 10.625%, 12/15/2009	8,030,000	8,331,125
Knoll, Inc., 10.875%, 3/15/2006	4,421,000	4,244,160
Longview Fibre Co., 10.0%, 1/15/2009	10,590,000	11,013,600
Louisiana Pacific Corp., 10.875%, 11/15/2008	7,500,000	8,081,250
Lyondell Chemical Co.:
9.5%, 12/15/2008	17,160,000	17,417,400
9.875%, 5/1/2007	11,340,000	11,566,800
Motors and Gears, Inc., 10.75%, 11/15/2006	10,010,000	9,559,550
NL Industries, Inc., 11.75%, 10/15/2003	34,042,000	34,382,420
Owens-Brockway, 8.875%, 2/15/2009	27,490,000	28,039,800
Owens-Illinois, Inc, 8.1%, 5/15/2007	3,270,000	3,171,900
Plainwell, Inc., Series B, 11.0%, 3/1/2008*	18,860,000	188,600
Plastipak Holdings, Inc., 10.75%, 9/1/2011	5,770,000	6,282,088
Printpack, Inc., 10.625%, 8/15/2006	22,890,000	24,034,500
Riverwood International Corp.:
10.25%, 4/1/2006	6,315,000	6,536,025
10.875%, 4/1/2008	38,715,000	40,166,813
Stone Container Corp., 9.75%, 2/1/2011	18,490,000	19,969,200
Tenneco Automotive, Inc., 11.625%, 10/15/2009	2,560,000	2,009,600
Terex Corp., Series B, 10.375%, 4/1/2011	13,900,000	15,046,750
Terra Capital, Inc., 12.875%, 10/15/2008	17,200,000	17,716,000
Terra Industries, Inc., 10.5%, 6/15/2005	4,875,000	4,095,000
Texas Petrochemicals Corp., 11.125%, 7/1/2006	10,230,000	8,388,600
Venture Holdings, 9.5%, 7/1/2005	12,230,000	11,618,500
		446,486,964
Media 11.8%
Adelphia Communications Corp.:
8.125%, 7/15/2003	4,050,000	3,908,250
10.25%, 6/15/2011	9,370,000	8,479,850
10.875%, 10/1/2010	13,440,000	12,499,200
American Lawyer Media, Inc., 9.75%, 12/15/2007	3,860,000	3,015,625
Avalon Cable Holdings LLC, Step-up Coupon, 0% to 12/1/2003, 11.875% to 12/1/2008	21,170,000	17,412,325
Charter Communications Holdings, LLC:
8.25%, 4/1/2007	11,285,000	10,212,925
10.0%, 5/15/2011	1,620,000	1,547,100
11.125%, 1/15/2011	10,000,000	10,025,000
Step-up Coupon, 0% to 1/15/2005, 11.75% to 1/15/2010	1,620,000	1,085,400
Step-up Coupon, 0% to 1/15/2006, 13.5% to 1/15/2011	33,300,000	20,812,500
Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011	2,190,000	1,270,200
Clear Channel Communication, Inc., 8.0%, 11/1/2008	22,830,000	23,914,425
Comcast UK Cable Partners Ltd., 11.2%, 11/15/2007	10,825,000	8,822,375
CSC Holdings, Inc., 10.5%, 5/15/2016	35,875,000	39,462,500
EchoStar Communications Corp.:
9.25%, 2/1/2006	22,880,000	23,452,000
9.375%, 2/1/2009	23,330,000	24,263,200
Frontiervision LP, 11.0%, 10/15/2006	14,450,000	14,161,000
Insight Communications, Step-up Coupon, 0% to 2/15/2006, 12.25% to 2/15/2011	21,940,000	14,370,700
Interep National Radio Sales, Inc., 10.0%, 7/1/2008	19,090,000	13,744,800
Key3Media Group, Inc., 11.25%, 6/15/2011	11,705,000	10,563,763
Nextmedia Operating, Inc., 10.75%, 7/1/2011	6,660,000	7,142,850
NTL, Inc., Series B, 11.5%, 2/1/2006	29,350,000	10,419,250
Renaissance Media Group, Step-up Coupon, 0% to 4/15/2003, 10.0% to 4/15/2008	20,955,000	17,392,650
Rogers Cablesystems Ltd., 10.0%, 3/15/2005	8,620,000	9,244,950
TeleWest Communications PLC:
11.25%, 11/1/2008	10,930,000	5,465,000
Step-up Coupon, 0% to 4/15/2004, 9.25% to 4/15/2009	50,159,000	18,057,240
Transwestern Publishing:
Series F, 9.625%, 11/15/2007	9,650,000	10,132,500
Step-up Coupon, 0% to 11/15/2002, 11.875% to 11/15/2008	5,885,000	5,796,725
United Pan-Europe Communications, 10.875%, 11/1/2007	5,840,000	759,200
		347,433,503
Metals and Minerals 1.0%
Metals USA, Inc., 8.625%, 2/15/2008*	13,150,000	4,208,000
MMI Products, Inc., 11.25%, 4/15/2007	11,080,000	11,190,800
OM Group, Inc., 9.25%, 12/15/2011	6,240,000	6,489,600
Republic Technologies International LLC, 13.75%, 7/15/2009*	30,830,000	2,003,950
Terex Corp, 9.25%, 7/15/2011	6,150,000	6,396,000
		30,288,350
Service Industries 3.4%
Allied Waste North America, Inc.:
7.625%, 1/1/2006	360,000	347,400
10.0%, 8/1/2009	8,940,000	9,051,750
Avis Group Holdings, Inc., 11.0%, 5/1/2009	19,820,000	21,603,800
Coinmach Laundry Corp., 9.0%, 2/1/2010	25,490,000	26,254,700
Kindercare Learning Centers, Inc., 9.5%, 2/15/2009	19,100,000	18,909,000
La Petite Academy, Inc., 10.0%, 5/15/2008	13,000,000	9,360,000
Mail-Well I Corp., 9.625%, 3/15/2012	3,960,000	4,078,800
PriMedia, Inc., 8.875%, 5/15/2011	10,520,000	9,573,200
		99,178,650
Transportation 1.6%
Dana Corp.:
9.0%, 8/15/2011	13,590,000	13,454,100
10.125%, 3/15/2010	1,500,000	1,560,000
Petro Stopping Centers, 10.5%, 2/1/2007	25,150,000	23,515,250
Trico Marine Services, Inc., 8.5%, 8/1/2005	7,480,000	7,255,600
		45,784,950
Utilities 1.0%
AES Corp., 9.375%, 9/15/2010	17,130,000	13,361,400
Calpine Corp.:
7.75%, 4/15/2009	8,570,000	6,684,600
8.25%, 8/15/2005	6,980,000	5,584,000
8.625%, 8/15/2010	2,940,000	2,307,900
PSEG Energy Holdings, 10.0%, 10/1/2009	700,000	718,082
		28,655,982
Total Corporate Bonds (Cost $2,748,992,376)		2,259,719,808

Asset Backed 0.1%
Golden Tree High Yield Opportunities LP "D1", Series 1, 13.054%, 10/31/2007 (Cost $2,500,000)	2,500,000	2,462,000

U.S. Treasury Obligations 11.9%
U.S. Treasury Bond, 13.875%, 5/15/2011	114,000,000	152,448,324
U.S. Treasury Note, 3.0%, 2/29/2004	200,000,000	197,586,000
Total U.S. Treasury Obligations (Cost $351,210,775)		350,034,324

Foreign Bonds - U.S.$ Denominated 5.6%
Australis Holdings, 15.0%, 11/1/2002*	49,213,000	4,921
Diamond Cable Communications PLC, 10.75%, 2/15/2007	450,000	144,000
Euramax International PLC, 11.25%, 10/1/2006	17,615,000	17,130,588
Global Telesystems, Inc.:
10.875%, 6/15/2008*	10,060,000	25,150
11.5%, 12/15/2007*	23,720,000	59,300
Kappa Beheer BV, 10.625%, 7/15/2009	6,550,000	7,205,000
MetroNet Communications Corp.:
10.625%, 11/1/2008	10,230,000	1,764,675
12.0%, 8/15/2007	11,865,000	2,254,350
Step-up Coupon, 0% to 6/15/2003, 9.95% to 6/15/2008	7,955,000	1,272,800
Step-up Coupon, 0% to 11/1/2002, 10.75% to 11/1/2007	34,510,000	5,694,150
Millicom International Cellular SA, 13.5%, 6/1/2006	38,055,000	20,549,700
PTC International Finance, Step-up Coupon, 0% to 7/1/2002, 10.75% to 7/1/2007	17,030,000	17,009,564
Rogers Cantel, Inc., 9.75%, 6/1/2016	44,135,000	38,618,125
Royal Caribbean Cruises Ltd.:
6.75%, 3/15/2008	2,910,000	2,575,350
7.0%, 10/15/2007	1,130,000	1,005,700
7.25%, 8/15/2006	800,000	736,000
8.75%, 2/2/2011	22,870,000	22,069,550
Star Choice Communications, Inc., 13.0%, 12/15/2005	3,850,000	4,061,750
Stone Container Corp., 11.5%, 8/15/2006	8,240,000	8,899,200
TeleWest Communications PLC, 9.625%, 10/1/2006	190,000	94,050
TFM SA de CV, 10.25%, 6/15/2007	10,175,000	9,615,375
Versatel Telecom NV, 13.25%, 5/15/2008	11,330,000	3,200,719
Total Foreign Bonds - U.S.$ Denominated (Cost $302,429,819)		163,990,017

Convertible Bonds 0.6%
Durables 0.4%
Automobiles
Tower Auto Group, 5.0%, 8/1/2004	12,890,000	11,746,657
Manufacturing 0.2%
Industrial Specialty
Corning, Inc., Zero Coupon, 11/8/2015	12,540,000	6,426,750
Total Convertible Bonds (Cost $18,252,709)		18,173,407

	Shares	Value ($)
Common Stocks 0.1%
Communications 0.0%
Telephone/Communications
ICG Communications, Inc.*	67,617	2,434
Song Networks Holdings AB (ADR)*	138,083	48,330
		50,764
Health 0.0%
Health Industry Services
MEDIQ, Inc.* (b)	8,934	38,800
National Vision, Inc.* (b)	662,910	424,262
		463,062
Metals and Minerals 0.1%
Steel & Metals
Metal Management, Inc.*	1,073,957	1,718,331
Construction 0.0%
Building Materials
Grove Investors, Inc.*	58,043	208,955
Total Common Stocks (Cost $31,809,937)		2,441,112

Warrants 0.1%
Communications 0.0%
Cellular Telephone 0.0%
Communication Cellular, SA*	30,800	61,600
Telephone/Communications 0.0%
Benedek Communications Corp.*	90,000	0
Econophone, Inc.*	19,865	199
KMC Telecom Holdings, Inc.*	23,900	239
		438
Construction 0.0%
Building Materials 0.0%
Waxman Industries, Inc.*	800,453	8,005
Grove Investors, Inc.*	32,246	580,428
		588,433
Homebuilding 0.0%
Capital Pacific Holdings*	54,431	5,443
Consumer Discretionary 0.1%
Specialty Retail
Stage Stores, Inc.*	220,599	2,592,038
Durables 0.0%
Aerospace
DeCrane Aircraft Holdings*	16,090	161
Energy 0.0%
Oil/Gas Transmission
Empire Gas Corp.*	31,795	31,795
Media 0.0%
Cable Television
Ono Finance PLC*	7,610	4,756
UIH Australia Pacific, Inc.*	14,150	0
		4,756
Metals and Minerals 0.0%
Steel & Metals
Republic Technologies International LLC*	30,830	308
Service Industries 0.0%
Printing/Publishing
American Banknote Corp.*	16,850	2
Total Warrants (Cost $4,617,225)		3,284,974

Preferred Stocks 1.0%
Communications 0.4%
Cellular Telephone 0.4%
Dobson Communications Corp. (PIK)	15,427	12,495,873
Media 0.6%
Broadcasting & Entertainment
Sinclair Capital	181,400	19,047,000
Total Preferred Stocks (Cost $33,448,394)		31,542,873

Convertible Preferred Stocks 0.0%
Telephone/Communications
World Access, Inc. "D" (Cost $17,425,310)	11,693	572,937

Other 0.1%
SpinCycle, Inc.*	752,852 (e)	1,839,630
SpinCycle, Inc. "F"*	4,930 (e)	269
Other (Cost $1,839,949)		1,839,899

	Principal Amount ($)	Value ($)
Repurchase Agreements 0.9%
State Street Bank, 1.7%, to be repurchased at $27,181,134 on 4/1/2002 (c) (Cost $27,176,000)	27,176,000	27,176,000

	Contracts	Value ($)
Put Options - Purchased 0.0%
Fleming Companies, Inc., strike price at $20.00, expires 4/20/2002	174	6,960
Fleming Companies, Inc., strike price at $17.50, expires 4/22/2002	720	10,800
Total Put Options - Purchased (Cost $185,583)		17,760

	Shares	Value ($)
Cash Equivalents 2.9%
Zurich Scudder Cash Management QP Trust, 1.93% (d) (Cost $86,471,071)	86,471,071	86,471,071
Total Investment Portfolio - 100.0% (Cost $3,626,359,148) (a)		2,947,726,182

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(a) The cost for federal income tax purposes was $3,640,904,938. At March 31, 2002, net unrealized depreciation for all securities based on tax cost was $693,178,756. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $74,852,413 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $768,031,169.
(b) Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The aggregate fair value of restricted securities at March 31, 2002 amounted to $463,062, which represents 0.02% of net assets. Information concerning such restricted securities at March 31, 2002 is as follows:
	Acquisition Date	Cost ($)
MEDIQ, Inc.	1/31/02	4,850,000
National Vision	7/10/01	2,386,476

(c) Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities.
(d) Zurich Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc., formerly Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents number of units.
PIK denotes that interest or dividend is paid in kind.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $3,626,359,148)	$ 2,947,726,182
Cash	799
Receivable for investments sold	37,731,811
Interest receivable	76,184,511
Receivable for Fund shares sold	4,267,655
Total assets	3,065,910,958
Liabilities
Payable for investments purchased	23,031,146
Payable for Fund shares redeemed	4,816,038
Accrued management fee	1,350,986
Other accrued expenses and payables	1,852,308
Total liabilities	31,050,478
Net assets, at value	$ 3,034,860,480
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(26,218,714)
Net unrealized appreciation (depreciation) on investments	(678,632,966)
Accumulated net realized gain (loss)	(983,819,409)
Paid-in capital	4,723,531,569
Net assets, at value	$ 3,034,860,480

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2002 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($2,172,057,694 / 411,763,328 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.28
Maximum offering price per share (100 / 95.50 of $5.28)	$ 5.53
Class B
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($688,973,256 / 130,734,637 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 5.27
Class C
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($161,673,387 / 30,616,928 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 5.28
Class I Net Asset Value, offering and redemption price per share ($12,156,143 / 2,306,243 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.27

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2002 (Unaudited)
Investment Income
Income: Dividends	$ 2,074,441
Interest	160,748,830
Total Income	162,823,271
Expenses: Management fee	7,782,505
Administrative fee	3,005,838
Distribution service fees	6,444,019
Trustees' fees and expenses	19,621
Other	37,538
Total expenses, before expense reductions	17,289,521
Expense reductions	(13,235)
Total expenses, after expense reductions	17,276,286
Net investment income	145,546,985
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(309,694,694)
Futures	(3,569,886)
(313,264,580)
Net unrealized appreciation (depreciation) during the period on: Investments	372,054,679
Futures	2,692,468
374,747,147
Net gain (loss) on investment transactions	61,482,567
Net increase (decrease) in net assets resulting from operations	$ 207,029,552

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2002 (Unaudited)	Year Ended September 30, 2001
Operations: Net investment income	$ 145,546,985	$ 323,880,529
Net realized gain (loss) on investment transactions	(313,264,580)	(251,841,447)
Net unrealized appreciation (depreciation) on investment transactions during the period	374,747,147	(298,038,555)
Net increase (decrease) in net assets resulting from operations	207,029,552	(225,999,473)
Distributions to shareholders from: Net investment income: Class A	(115,544,221)	(246,945,475)
Class B	(35,466,773)	(78,825,531)
Class C	(7,731,652)	(13,520,714)
Class I	(742,636)	(1,373,990)
Return of capital: Class A	-	(12,768,261)
Class B	-	(4,075,657)
Class C	-	(699,086)
Class I	-	(71,042)
Fund share transactions: Proceeds from shares sold	1,101,073,385	1,455,461,726
Reinvestment of distributions	90,558,139	196,129,210
Cost of shares redeemed	(821,269,778)	(1,771,987,111)
Net assets acquired in tax-free reorganization	-	116,232,731
Net increase (decrease) in net assets from Fund share transactions	370,361,746	(4,163,444)
Increase (decrease) in net assets	417,906,016	(588,442,673)
Net assets at beginning of period	2,616,954,464	3,205,397,137
Net assets at end of period (including accumulated distributions in excess of net investment income of $26,218,714 and $12,280,417, respectively)	$ 3,034,860,480	$ 2,616,954,464

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended September 30,	2002[a,e]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 5.18	$ 6.34	$ 7.23	$ 7.68	$ 8.50	$ 8.23
Income (loss) from investment operations: Net investment income	.27[b]	.64[b]	.77[b]	.78[b]	.76[b]	.76
Net realized and unrealized gain (loss) on investment transactions	.13	(1.09)	(.89)	(.46)	(.81)	.31
Total from investment operations	.40	(.45)	(.12)	.32	(.05)	1.07
Less distributions from: Net investment income	(.30)	(.68)	(.77)	(.77)	(.77)	(.80)
Return of capital	-	(.03)	-	-	-	-
Total distributions	(.30)	(.71)	(.77)	(.77)	(.77)	(.80)
Net asset value, end of period	$ 5.28	$ 5.18	$ 6.34	$ 7.23	$ 7.68	$ 8.50
Total Return (%)[c]	7.78**	(7.68)	(1.88)	4.11	(.95)	13.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,172	1,831	2,277	2,945	3,304	3,463
Ratio of expenses before expense reductions (%)	.96*	1.11[d]	.93	.96	.89	.88
Ratio of expenses after expense reductions (%)	.96*	1.09[d]	.92	.96	.89	.88
Ratio of net investment income (%)	10.27*	10.94	11.10	10.15	9.09	9.18
Portfolio turnover rate (%)	127*	69	52	67	92	91

a For the six months ended March 31, 2002 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2001 before and after expense reductions were 1.09% and 1.09%, respectively.
e As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended March 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) per share by $.02, and decrease the ratio of net investment income to average net assets from 10.87% to 10.27%. Per share data and ratios for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
* Annualized ** Not annualized

Class B

Years Ended September 30,	2002[a,e]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 5.17	$ 6.33	$ 7.22	$ 7.67	$ 8.49	$ 8.22
Income (loss) from investment operations: Net investment income	.24[b]	.59[b]	.71[b]	.71[b]	.68[b]	.69
Net realized and unrealized gain (loss) on investment transactions	.13	(1.09)	(.88)	(.45)	(.80)	.31
Total from investment operations	.37	(.50)	(.17)	.26	(.12)	1.00
Less distributions from: Net investment income	(.27)	(.63)	(.72)	(.71)	(.70)	(.73)
Return of capital	-	(.03)	-	-	-	-
Total distributions	(.27)	(.66)	(.72)	(.71)	(.70)	(.73)
Net asset value, end of period	$ 5.27	$ 5.17	$ 6.33	$ 7.22	$ 7.67	$ 8.49
Total Return (%)[c]	7.34**	(8.50)	(2.68)	3.26	(1.82)	12.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	689	659	792	1,145	1,292	1,317
Ratio of expenses before expense reductions (%)	1.80*	1.94[d]	1.78	1.78	1.76	1.76
Ratio of expenses after expense reductions (%)	1.80*	1.91[d]	1.77	1.78	1.76	1.76
Ratio of net investment income (%)	9.43*	10.12	10.24	9.33	8.22	8.30
Portfolio turnover rate (%)	127*	69	52	67	92	91

a For the six months ended March 31, 2002 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2001 before and after expense reductions were 1.91% and 1.91%, respectively.
e As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended March 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) per share by $.02, and decrease the ratio of net investment income to average net assets from 10.03% to 9.43%. Per share data and ratios for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
* Annualized ** Not annualized

Class C

Years Ended September 30,	2002[a,e]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 5.19	$ 6.35	$ 7.24	$ 7.69	$ 8.52	$ 8.24
Income (loss) from investment operations: Net investment income	.24[b]	.59[b]	.72[b]	.72[b]	.69[a]	.70
Net realized and unrealized gain (loss) on investment transactions	.12	(1.09)	(.89)	(.46)	(.82)	.31
Total from investment operations	.36	(.50)	(.17)	.26	(.13)	1.01
Less distributions from: Net investment income	(.27)	(.63)	(.72)	(.71)	(.70)	(.73)
Return of capital	-	(.03)	-	-	-	-
Total distributions	(.27)	(.66)	(.72)	(.71)	(.70)	(.73)
Net asset value, end of period	$ 5.28	$ 5.19	$ 6.35	$ 7.24	$ 7.69	$ 8.52
Total Return (%)[c]	7.13**	(8.46)	(2.66)	3.30	(1.89)	12.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	162	119	124	176	171	125
Ratio of expenses before expense reductions (%)	1.80*	1.98[d]	1.77	1.73	1.71	1.71
Ratio of expenses after expense reductions (%)	1.80*	1.95[d]	1.76	1.73	1.71	1.71
Ratio of net investment income (%)	9.43*	10.09	10.25	9.38	8.27	8.35
Portfolio turnover rate (%)	127*	69	52	67	92	91

a For the six months ended March 31, 2002 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of sales charges.
d The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2001 before and after expense reductions were 1.95% and 1.95%, respectively.
e As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended March 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) per share by $.02, and decrease the ratio of net investment income to average net assets from 10.03% to 9.43%. Per share data and ratios for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
* Annualized ** Not annualized

Class I

Years Ended September 30,	2002[a,d]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 5.17	$ 6.33	$ 7.22	$ 7.68	$ 8.50	$ 8.23
Income (loss) from investment operations: Net investment income	.28[b]	.66[b]	.80[b]	.82[b]	.76[b]	.78
Net realized and unrealized gain (loss) on investment transactions	.12	(1.09)	(.90)	(.48)	(.78)	.31
Total from investment operations	.40	(.43)	(.10)	.34	(.02)	1.09
Less distributions from: Net investment income	(.30)	(.69)	(.79)	(.80)	(.80)	(.82)
Return of capital	-	(.04)	-	-	-	-
Total distributions	(.30)	(.73)	(.79)	(.80)	(.80)	(.82)
Net asset value, end of period	$ 5.27	$ 5.17	$ 6.33	$ 7.22	$ 7.68	$ 8.50
Total Return (%)	7.97**	(7.39)	(1.60)	4.36	(.66)	13.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	9	12	15	17	35
Ratio of expenses before expense reductions (%)	.63*	.73[c]	.64	.62	.60	.62
Ratio of expenses after expense reductions (%)	.63*	.72[c]	.63	.62	.60	.62
Ratio of net investment income (%)	10.60*	11.30	11.40	10.49	9.38	9.44
Portfolio turnover rate (%)	127*	69	52	67	92	91

a For the six months ended March 31, 2002 (Unaudited).
b Based on average shares outstanding during the period.
c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .72% and .72%, respectively.
d As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended March 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) per share by $.02, and decrease the ratio of net investment income to average net assets from 11.20% to 10.60%. Per share data and ratios for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder High-Yield Fund (the "Fund") is a diversified series of Scudder High Yield Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-level specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign, or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Zurich Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value, as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments; and to enhance potential gain.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rates, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At September 30, 2001, the Fund had a net tax basis capital loss carryforward of approximately $384,373,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2003 ($46,033,000) or September 30, 2004 ($6,237,000) or September 30, 2007 ($37,749,000) or September 30, 2008 ($121,106,000), or September 30, 2009 ($173,248,000), the respective expiration dates. In addition, the Fund inherited approximately $7,389,000 of capital loss carryforwards from its merger with Kemper High Yield Fund II which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2007 ($1,947,000) or September 30, 2008 ($5,442,000), the respective expiration dates. In addition, from November 1, 2000 through September 30, 2001 the Fund incurred approximately $255,416,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended March 31, 2002, purchases and sales of investment securities (excluding short-term investments and direct U.S. government obligations) aggregated $1,134,232,620 and $650,641,523, respectively. Purchases and sales of U.S. government obligations aggregated $865,710,738 and $1,102,003,125, respectively.

C. Related Parties

On April 5, 2002, Zurich Scudder Investments, Inc. ("ZSI" or the "Advisor") was acquired by Deutsche Bank AG. Deutsche Bank AG acquired 100% of ZSI with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Fund.

Management Agreement. Under the Investment Management Agreement (the "Management Agreement"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable monthly under the Agreement is equal to an annual rate of 0.58% of the first $250,000,000 of the Fund's average daily net assets, 0.55% of the next $750,000,000 of such net assets, 0.53% of the next $1,500,000,000 of such net assets, 0.51% of the next $2,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.46% of the next $2,500,000,000 of such net assets, 0.44% of the next $2,500,000,000 of such net assets and 0.42% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended March 31, 2002, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.54% of the Fund's average net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.200%, 0.275%, 0.275% and 0.100% of average daily net assets for Class A, B, C and I shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and I shares of the Fund. Other service providers, not affiliated with the Advisor, provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended March 31, 2002, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at March 31, 2002
Class A	$ 2,055,787	$ 367,808
Class B	941,956	160,141
Class C	201,703	30,652
Class I	6,448	1,086
	$ 3,205,894	$ 559,687

In addition, the Administrative Fee expense on the Statement of Operations includes ($200,056) changes in estimates of expenses.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI") a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2002, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2002
Class B	$ 2,568,982	$ 428,177
Class C	550,102	95,042
	$ 3,119,084	$ 523,219

In addition, SDI also provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of shareholder accounts the firms service. For the six months ended March 31, 2002, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2002
Class A	$ 2,326,907	$ 275,086
Class B	824,794	141,214
Class C	173,234	32,473
	$ 3,324,935	$ 448,773

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2002 aggregated $178,797.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2002 the CDSC for Class B and Class C aggregated $683,010 and $11,085, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2002, SDI received $10,648.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended March 31, 2002, totaled $502,368 and are reflected as interest income on the Statement of Operations.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended March 31, 2002, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $13,235 for custodian credits earned.

E. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Capital Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2002		Year Ended September 30, 2001
	Shares	Dollars	Shares	Dollars
Shares sold			Shares sold
Class A	162,262,745	$ 857,016,883	184,339,536	$ 1,080,875,657
Class B	24,751,760	130,813,610	41,624,575	243,532,809
Class C	17,556,540	92,937,420	17,416,001	102,365,655
Class I	3,883,820	20,305,472	4,948,445	28,687,605
		$ 1,101,073,385		$ 1,455,461,726
Shares issued in tax-free reorganization
Class A	-	$ -	7,325,888	$ 42,784,004
Class B	-	-	10,196,845	59,445,558
Class C	-	-	2,397,861	14,003,169
		$ -		$ 116,232,731
Shares issued in reinvestment of dividends
Class A	12,926,250	$ 68,159,523	25,268,222	$ 146,317,651
Class B	3,290,323	17,322,390	7,009,074	40,525,394
Class C	821,076	4,333,592	1,353,595	7,841,014
Class I	141,095	742,634	249,776	1,445,151
		$ 90,558,139		$ 196,129,210
Shares redeemed
Class A	(116,883,034)	$ (617,775,077)	(222,386,689)	$ (1,304,101,241)
Class B	(24,617,787)	(129,674,531)	(56,588,895)	(331,073,440)
Class C	(10,622,641)	(55,961,120)	(17,888,733)	(105,187,029)
Class I	(3,415,681)	(17,859,050)	(5,441,820)	(31,625,401)
		$ (821,269,778)		$ (1,771,987,111)
Net increase (decrease)
Class A	58,305,961	$ 307,401,329	(5,453,043)	$ (34,123,929)
Class B	3,424,296	18,461,469	2,241,599	12,430,321
Class C	7,754,975	41,309,892	3,278,724	19,022,809
Class I	609,234	3,189,056	(243,599)	(1,492,645)
		$ 370,361,746		$ (4,163,444)

G. Change In Accounting Principle

As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to October 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $13,958,051 reduction in cost of securities and a corresponding $13,958,051 increase in net unrealized appreciation, based on securities held by the Fund on October 1, 2001.

The effect of this change for the six months ended March 31, 2002, was to decrease net investment income by $8,771,974, decrease unrealized appreciation by $3,653,080, and increase net realized gains (losses) by $12,425,054. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Shareholder Meeting Results

A Special Meeting of Shareholders of Scudder High Yield Fund was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment management agreement for the fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
344,625,805	6,968,405	10,270,771

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Scudder Large Company Value Fund
Sector
Scudder-Dreman Financial Services Fund
Scudder Gold & Precious Metals Fund
Scudder Health Care Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Asset Allocation
Scudder Pathway Conservative Portfolio
Scudder Pathway Moderate Portfolio
Scudder Pathway Growth Portfolio
Global/International
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Global Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder New Europe Fund
Scudder Pacific Opportunities Fund
The Japan Fund, Inc.
Income
Scudder Cash Reserves Fund
Scudder Floating Rate Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder Income Fund
Scudder Short-Term Bond Fund
Scudder Strategic Income Fund
Scudder U.S. Government Securities Fund
Tax-Free Income
Scudder California Tax-Free Income Fund
Scudder Florida Tax-Free Income Fund
Scudder High-Yield Tax-Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder New York Tax-Free Income Fund

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Education IRA UGMA/UTMA IRA for Minors
Closed-End Funds
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder High Income Trust
Scudder Intermediate Government Trust
Scudder Multi-Market Income Trust
Scudder Strategic Income Trust
Scudder Strategic Municipal Income Trust
Scudder Municipal Income Trust

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Vedder, Price, Kaufman & Kammholz

222 North LaSalle Street Chicago, IL 60601
Shareholder Service Agent and Transfer Agent

Scudder Investments Service Company

P.O. Box 219151 Kansas City, MO 64121
Custodian

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Auditors

Ernst & Young LLP

200 Clarendon Street Boston, MA 02116
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Privacy Statement April 2002

This privacy statement is issued by Deutsche Investment Management Americas Inc., its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to:
Scudder Investments, Attention: Correspondence - Chicago,
P.O. Box 219415, Kansas City, MO 64121-9415.

Notes

Notes

Notes

Notes

Notes

Performance Summary March 31, 2002

Average Annual Total Returns*
	6-Month	1-Year	3-Year	5-Year	Life of Class**
Scudder High-Yield Fund - Class I Shares	7.97%	0.65%	-1.27%	2.37%	5.84%
Salomon Smith Barney Long-Term High Yield Bond Index	9.02%	15.77%	8.77%	10.88%	12.46%

Performance is historical and includes reinvestment of dividends and capital gains. Investment return and principal value will fluctuate with changing market conditions, so that when redeemed shares may be worth more or less than their original cost.

Growth of an Assumed $10,000 Investment
-- Scudder High-Yield Fund - Class I Shares -- Salomon Smith Barney Long-Term High Yield Bond Index+

Yearly periods ended March 31

Dividend Review
During the six months, Scudder High-Yield Fund - Class I shares paid the following dividends:
Income Dividend	$ 0.304

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. The performance in the graph above also includes reinvestment of dividends. During the periods noted, security prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights in the annual report.
** The Class commenced operations on December 29, 1994. Index comparisons begin December 31, 1994.
+ The Salomon Smith Barney Long-Term High Yield Bond Index is an unmanaged index comprised of high-yield bonds with a par value of $50 million or higher and a remaining maturity of 10 years or longer rated BB+ or lower by Standard & Poor's Corporation or BAL or lower by Moody's Investor Service, Inc. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Investment Manager

Zurich Scudder Investments

Principal Underwriter

Scudder Distributors, Inc.

This report is not to be distributed unless preceded or accompanied by a Scudder High-Yield Fund prospectus and the 2001 Annual Report for Scudder High-Yield Fund.

(SHYF-ISUP)